Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0001455863
Registrant Name	AMERICOLD REALTY TRUST
Registration File Number	333-270664
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES